Income Taxes - Schedule of Changes in Gross Liability Excluding Interest and Penalties for Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Unrecognized Tax Benefits [Roll Forward]
Beginning balance	$ 203	$ 148	$ 158
Increases in current period tax positions	31	34	27
Decreases in prior period measurement of tax positions	(118)		(37)
Increases in prior period measurement of tax positions		21
Ending balance	$ 116	$ 203	$ 148